OTHER CURRENT ASSETS (Details Narrative) - USD ($) $ in Thousands	May 20, 2015	Dec. 31, 2019	Dec. 31, 2015	Feb. 23, 2015	Aug. 30, 2014	Sep. 11, 2013
Caspian Energy
Shares conversion option				$ 100
Investment, number of shares			23,182,880
Value of shares		$ 0	$ 100
Asia Sixth
Shares subscription agreement ownership percentage						51.00%
Promissory note					$ 10,000
Asia Sixth | Aral
Ownership interest						60.00%
Asia Sixth | Caspian Energy
Promissory note convertible into ownership interest					10.00%
Shares issued on conversion of note	23,182,880